Acquisition Of Indebancorp (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Indebancorp [Member]	Dec. 06, 2013 Indebancorp [Member]
Business Acquisition [Line Items]
Total cash and stock consideration					$ 29,150
Cash per share received for acquisition				$ 55.00
Number of shares received per share held for acquisition				1.63
Consideration percent, stock				70.00%
Consideration percent, cash				30.00%
Acquisition-related costs				1,042
Goodwill					8,330
Other liabilities, deferred compensation payable				1,586
Compensation expense	13	11	16	1,052
Compensation payments				2,312
Remaining obligation				$ 326